Financial instruments (Tables)	6 Months Ended
Jun. 30, 2022
Fair Value Disclosures [Abstract]
Schedule of Fair Value of Financial Instruments	Fair value of financial instruments

June 30, 2022	Carrying amount	Fair value	Level 1	Level 2	Level 3
Long-term investments carried at fair value	$1,663,092	$1,663,092	$1,581,586	$—	$81,506
Development loans and other receivables	95,196	93,161	—	93,161	—
Derivative instruments:
Interest rate swap designated as a hedge	45,728	45,728	—	45,728	—
Energy contracts not designated as cash flow hedge	513	513	—	—	513
Congestion revenue rights designated as a cash flow hedge	2,690	2,690	—	—	2,690
Congestion revenue rights not designated as a cash flow hedge	2,248	2,248	—	—	2,248
Commodity contracts for regulated operations	1,719	1,719	—	1,719	—
Cross-currency swap designated as a cash flow hedge	78	78	—	78	—
Total derivative instruments	52,976	52,976	—	47,525	5,451
Total financial assets	$1,811,264	$1,809,229	$1,581,586	$140,686	$86,957
Long-term debt	$7,455,134	$7,063,790	$2,855,182	$4,208,608	$—
Notes payable to related party	25,808	25,808	—	25,808	—
Convertible debentures	261	473	473	—	—
Preferred shares, Series C	12,738	12,465	—	12,465	—
Derivative instruments:
Energy contracts designated as a cash flow hedge	126,114	126,114	—	—	126,114
Energy contracts not designated as a cash flow hedge	1,005	1,005	—	—	1,005
Cross-currency swap designated as a net investment hedge	35,763	35,763	—	35,763	—
Cross-currency swap designated as a cash flow hedge	16,699	16,699	—	16,699	—
Interest rate swaps designated as a hedge	255	255	—	255	—
Interest rate swaps not designated as a hedge	4,655	4,655	—	4,655	—
Commodity contracts for regulated operations	2,536	2,536	—	2,536	—
Total derivative instruments	187,027	187,027	—	59,908	127,119
Total financial liabilities	$7,680,968	$7,289,563	$2,855,655	$4,306,789	$127,119
21.Financial instruments (continued)
(a)Fair value of financial instruments (continued)

December 31, 2021	Carrying amount	Fair value	Level 1	Level 2	Level 3
Long-term investment carried at fair value	$1,848,456	$1,848,456	$1,753,210	$—	$95,246
Development loans and other receivables	32,261	33,286	—	33,286	—
Derivative instruments:
Energy contracts designated as a cash flow hedge	15,362	15,362	—	—	15,362
Interest rate swap designated as a hedge	1,581	1,581	—	1,581	—
Commodity contracts for regulatory operations	1,721	1,721	—	1,721	—
Cross-currency swap designated as a net investment hedge	1,958	1,958	—	1,958	—
Total derivative instruments	20,622	20,622	—	5,260	15,362
Total financial assets	$1,901,339	$1,902,364	$1,753,210	$38,546	$110,608
Long-term debt	$6,211,375	$6,543,932	$2,418,580	$4,125,352	—
Notes payable to related party	25,808	25,808	—	25,808	—
Convertible debentures	277	519	519	—	—
Preferred shares, Series C	13,348	14,580	—	14,580	—
Derivative instruments:
Energy contracts designated as a cash flow hedge	60,462	60,462	—	—	60,462
Energy contracts not designated as a cash flow hedge	1,169	1,169	—	—	1,169
Cross-currency swap designated as a net investment hedge	50,258	50,258	—	50,258	—
Interest rate swaps designated as a hedge	7,008	7,008	—	7,008	—
Commodity contracts for regulated operations	1,348	1,348	—	1,348	—
Total derivative instruments	120,245	120,245	—	58,614	61,631
Total financial liabilities	$6,371,053	$6,705,084	$2,419,099	$4,224,354	$61,631

Summary of Commodity Volumes Associated with Derivative Contracts	The following are commodity volumes, in dekatherms (“dths”), associated with the above derivative contracts:

June 30, 2022
Financial contracts: Swaps	2,882,075
Options	113,504
2,995,579

Schedule of Long-Term Energy Derivative Contracts

Notional quantity (MW-hrs)	Expiry	Receive average prices (per MW-hr)	Pay floating price (per MW-hr)
4,297,565	September 2030	$24.54	Illinois Hub
463,336	December 2028	$30.62	PJM Western HUB
2,194,497	December 2027	$22.86	NI HUB
1,803,817	December 2027	$36.46	ERCORT North HUB

Schedule of Derivative Financial Instruments Designated as Cash Flow Hedge, Effect on Consolidated Statement of Operations
The following table summarizes OCI attributable to derivative financial instruments designated as a cash flow hedge:

	Three months ended June 30		Six months ended June 30
	2022	2021	2022	2021
Effective portion of cash flow hedge	$(20,298)	$(32,436)	$(81,852)	$(63,167)
Amortization of cash flow hedge	(3,828)	(214)	(3,992)	(1,112)
Amounts reclassified from AOCI	11,247	859	14,079	40,132
OCI attributable to shareholders of AQN	$(12,879)	$(31,791)	$(71,765)	$(24,147)

Schedule of Effects on Statement of Operations of Derivative Financial Instruments Not Designated as Hedges
The effects on the unaudited interim consolidated statements of operations of derivative financial instruments not designated as hedges consist of the following:

	Three months ended June 30		Six months ended June 30
	2022	2021	2022	2021
Change in unrealized loss on derivative financial instruments:
Interest rate swaps	$(4,680)	$—	$(4,680)	$—
Energy derivative contracts	$(2,352)	$(2,305)	$(3,103)	$(2,627)
Total change in unrealized loss on derivative financial instruments	$(7,032)	$(2,305)	$(7,783)	$(2,627)
Realized gain (loss) on derivative financial instruments:
Energy derivative contracts	(157)	196	149	359
Total realized gain (loss) on derivative financial instruments	$(157)	$196	$149	$359
Loss on derivative financial instruments not accounted for as hedges	(7,189)	(2,109)	(7,634)	(2,268)
Amortization of AOCI gains frozen as a result of hedge dedesignation	1,054	755	1,750	2,003
	$(6,135)	$(1,354)	$(5,884)	$(265)
Amounts recognized in the consolidated statements of operations consist of:
Loss on derivative financial instruments	$(6,135)	$(1,354)	$(5,884)	$(265)